Other current assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other current assets	Other current assets
An analysis of Other current assets is set forth below:

(€ million)	2023	2022	2021
Tax receivables, other than corporate income taxes	768	658	802
Prepaid expenses	768	714	615
Other receivables(a)	1,448	1,290	805
Interest rate derivatives measured at fair value (see Note D.20.)	—	—	11
Currency derivatives measured at fair value (see Note D.20.)	201	206	284
Other current financial assets(b)	270	664	1,054
Total	3,455	3,532	3,571
(a)    This line mainly comprises advance payments to suppliers, and receivables relating to Sanofi's activities as agent under a transitional services agreement.
(b)    This item mainly comprises bank loans and receivables maturing in less than one year with high-grade counterparties. For 2021, this item also includes debt instruments derived from the acquisitions of Translate Bio and Kadmon (carried out in 2021) with maturities of more than three months at inception and less than 12 months at December 31, 2021.